Expense Example	Mar. 17, 2025 USD ($)
GraniteShares YieldBOOST QQQ ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST SPY ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Small Cap ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Biotech ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Financials ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Gold Miners ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Semiconductor ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Technology ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST China ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST 20Y+ Treasuries ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Bitcoin ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST AAPL ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST AMD ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST AMZN ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST BABA ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST COIN ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST META ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST MSFT ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST NVDA ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST TSLA ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	$ 340